Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases
2022	$ 6,668
2023	6,583
2024	6,592
2025	6,388
2026 and thereafter	33,172
Total	59,403
Operating lease liabilities, including current portion	45,669	$ 13,153
Discount based on incremental borrowing rate	$ 13,734